UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.0%
California 99.0%
ABAG Finance Authority for Nonprofit Corps. Insured Health Facility Revenue, Institute on Aging, Series A, California
Mortgage Insured, 5.65%, 8/15/38	$9,000,000	$10,025,910
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	13,114,090
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	10,108,285
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
5.25%, 10/01/21	64,660,000	69,499,801
5.45%, 10/01/25	25,000,000	26,968,750
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/27	3,035,000	1,950,109
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,
8/01/32	3,355,000	1,597,483
8/01/33	3,610,000	1,630,457
2/01/34	3,345,000	1,464,274
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,917,410
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	14,690,000	16,185,736
Anaheim City School District GO, Election of 2010, AGMC Insured, 6.25%, 8/01/40	7,500,000	9,210,975
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36	3,130,000	3,546,415
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,805,814
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	5,018,983
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	2,130,698
Auburn USD, COP, Refinancing Project,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/38	8,390,000	8,652,523
Refunding, Assured Guaranty, 5.00%, 6/01/38	1,610,000	1,646,805
Bakersfield Wastewater Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 9/15/32	10,430,000	11,336,993
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,008,120
Baldwin Park USD, GO, Los Angeles County,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,966,179
Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,545,200
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series S-4, AGMC Insured, 5.125%, 4/01/48	20,000,000	22,152,600
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,
5.75%, 8/01/36	6,200,000	7,355,432
zero cpn., 8/01/40	11,000,000	3,588,530
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,891,013
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	10,894,703
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Series A, California Mortgage
Insured,
5.875%, 5/15/29	2,895,000	3,356,260
6.125%, 5/15/39	5,830,000	6,712,021
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	11,223,900
California State Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,601,795
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,387,513
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series A, NATL Insured,
5.125%, 4/01/31	880,000	897,266
California State Educational Facilities Authority Revenue, Stanford University,
Refunding, Series U-3, 5.00%, 6/01/43	16,245,000	21,157,813
Series U-4, 5.00%, 6/01/43	9,775,000	12,731,155
California State GO,
NATL Insured, 6.00%, 8/01/16	210,000	213,977
NATL Insured, 6.00%, 10/01/21	65,000	66,871
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,345,760
California State Health Facilities Financing Authority Revenue,
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,901,740
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured,
6.25%, 2/01/26	5,000,000	6,095,850
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	740,000	742,338
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/34	1,000,000	1,145,940

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,450,000	1,634,498
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/44	1,160,000	1,296,393
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	15,610,050
California State Infrastructure and Economic Development Bank Revenue, Infrastructure State Revolving Fund, Refunding,
Series A, 5.00%,
10/01/40	4,015,000	4,602,836
10/01/43	1,900,000	2,169,477
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured,
ETM, 5.90%, 9/01/26	1,615,000	2,021,076
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,451,800
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	16,770,000	17,866,926
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	18,062,500
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	19,704,978
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,350,400
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	8,810,246
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	17,765,000	20,912,070
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,272,440
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,265,420
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,240,785
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	860,000	862,571
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	21,479,400
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,379,550
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	1,900,000	1,903,686
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	400,000	400,628
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,343,500
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%, 8/01/33	2,740,000	2,743,069
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,
10/01/34	14,000,000	15,722,700
10/01/41	3,880,000	4,320,962
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,102,960
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,901,598
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,231,920
Central USD, GO, Election of 2008, Series A, Assured Guaranty,
5.50%, 8/01/29	3,000,000	3,467,070
5.625%, 8/01/33	3,500,000	4,052,650
Charter Oak USD, GO, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	5,000,000	5,587,750
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,792,204
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn.,
8/01/36	8,000,000	3,122,320
8/01/37	8,000,000	2,959,040
8/01/40	7,500,000	2,361,600
8/01/43	10,000,000	2,656,400
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,766,300
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,617,330
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,350,190
Colton Joint USD, GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	4,801,818
San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,665,000	12,151,701
Corona-Norco USD, GO,
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,082,830
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,918,222
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,083,398
Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,534,262
Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,408,304
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	13,336,320
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,634,375
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,709,018
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,463,659
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	4,117,085
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,820,621
Desert Sands USD, COP, Financing Project, AGMC Insured, Pre-Refunded, 5.75%, 3/01/24	10,000,000	11,220,400

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding,
Series A, 5.00%, 6/01/35	5,440,000	6,395,862
Series A, 5.00%, 6/01/36	11,405,000	13,356,624
Series A-2, 5.00%, 6/01/38	12,060,000	15,255,538
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%,
6/01/35	14,200,000	16,721,352
6/01/36	7,355,000	8,627,047
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	13,012,603
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,660,440
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	7,930,957
Escondido UHSD, COP, AGMC Insured, 5.00%,
6/01/33	3,500,000	3,801,910
6/01/37	2,500,000	2,686,375
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,669,310
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	27,163,150
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	28,675,296
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	10,904,200
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,795,224
Fowler USD, GO,
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	880,032
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	809,577
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	4,078,225
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured, 5.00%, 8/01/44	5,000,000	5,462,600
Fresno USD, GO, Refunding, Series C, NATL Insured, 5.90%,
2/01/20	2,065,000	2,422,059
8/01/22	3,000,000	3,597,060
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%,
9/01/31	2,500,000	2,812,050
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,483,297
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,000,900
Grossmont UHSD, GO,
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	3,919,217
Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33	1,440,000	1,574,813
Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33	7,510,000	8,427,196
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,116,480
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,553,971
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,248,460
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,
5.125%, 10/01/32	1,690,000	1,878,249
5.25%, 10/01/39	7,590,000	8,427,632
Irvine USD Special Tax, CFD No. 01-1, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,949,200
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,
8/01/25	3,045,000	3,871,809
8/01/29	3,075,000	4,010,200
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,486,470
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,288,280
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,488,360
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,971,161
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	2,117,056
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,821,900
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,474,200
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	2,903,233
Lancaster School District GO, Capital Appreciation, Election of 1999, NATL Insured, zero cpn.,
8/01/25	5,495,000	3,953,598
7/01/26	5,965,000	4,100,818
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,817,086
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,368,359
Live Oak School District COP, Assured Guaranty,
5.50%, 8/01/29	1,245,000	1,431,800
5.875%, 8/01/34	2,270,000	2,611,953
5.875%, 8/01/39	2,750,000	3,158,760
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	20,515,668
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	33,177,600

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding, Series 1, NATL
Insured, 6.50%, 7/01/22	445,000	445,378
Los Angeles USD, GO,
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,350,150
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,340,250
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,206,174
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,736,779
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	8,136,600
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	2,700,000	3,021,435
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	20,719,300
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,523,633
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	2,841,374
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	4,012,896
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,983,174
Oceanside USD, GO, Capital Appreciation, Election of 2008,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,541,050
Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	3,948,482
Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	2,786,999
Orange Special Tax, CFD No. 06-1, Del Rio Public Inprovements, Refunding, AGMC Insured, 5.00%, 10/01/40	7,500,000	8,347,800
Paramount USD, GO, Los Angeles County, Election of 2006,
AGMC Insured, 5.00%, 8/01/46	11,270,000	11,939,663
BAM Insured, 5.00%, 8/01/48	2,450,000	2,633,481
Patterson Joint USD, GO, Stanislaus and Santa Clara Counties, Capital Appreciation,
Election of 2001, Series A, NATL Insured, zero cpn., 8/01/22	1,900,000	1,589,787
Election of 2001, Series A, NATL Insured, zero cpn., 8/01/23	1,985,000	1,590,839
Election of 2001, Series A, NATL Insured, zero cpn., 8/01/24	2,075,000	1,585,943
Election of 2001, Series A, NATL Insured, zero cpn., 8/01/26	2,265,000	1,577,595
Election of 2001. Series A, NATL Insured, zero cpn., 8/01/25	2,170,000	1,585,619
Peralta Community College District GO, Election of 2006, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	6,000,000	6,483,420
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,610,000	3,611,949
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,623,720
Perris UHSD, GO, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,445,400
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	11,437,080
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,488,240
Pomona USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,437,663
Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,693,280
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.875%,
8/01/37	24,000,000	27,234,480
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	4,464,500
Ripon USD, GO, Capital Appreciation, Election of 2012, Refunding, Series, BAM Insured, zero cpn. to 8/01/18, 5.00%
thereafter, 8/01/42	3,020,000	2,779,729
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,799,051
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL
Insured,
5.00%, 8/01/37	3,620,000	3,663,114
ETM, 5.00%, 8/01/37	1,380,000	1,466,733
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,376,400
Subordinate, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	295,000	296,077
Sacramento County Airport System Revenue, Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	18,153,389
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	6,147,855
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	25,955,000	18,711,998
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%, 1/01/39	8,500,000	9,495,520
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,492,029
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, 5.00%, 11/01/36	5,000,000	5,786,050
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	3,530,000	2,427,510
2/01/27	1,850,000	1,237,928
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,923,537
San Joaquin Delta Community College District GO,
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,700,656
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,413,537
Election of 2004, Series A, AGMC Insured, 5.00%, 8/01/29	520,000	521,726

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, NATL
Insured, zero cpn., 1/15/26	13,155,000	8,747,286
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,869,899
San Luis Obispo County Financing Authority Revenue, Refunding, Series A, BAM Insured, 5.00%, 9/01/37	10,000,000	11,299,800
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	17,390,498
San Marino USD, GO, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	4,691,450
Sanger Financing Authority Wastewater Revenue, Fresno County, Subordinate, AGMC Insured, 5.00%,
6/15/35	2,360,000	2,603,552
6/15/43	3,225,000	3,498,835
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,199,267
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	10,496,143
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, Pre-Refunded, 5.125%,
2/01/41	11,545,000	12,523,323
Santa Clara Valley Transportation Authority Sales Tax Revenue, Measure A, Refunding, Series A, 5.00%, 4/01/36	1,200,000	1,394,760
Santee School District GO, Election of 2006,
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,322,644
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,091,400
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,639,497
Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,
9/01/35	2,000,000	2,259,020
9/01/40	1,500,000	1,669,875
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	14,945,115
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	10,971,100
Southern Mono Health Care District GO, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn.,
8/01/28	2,340,000	1,325,844
8/01/29	2,440,000	1,304,839
8/01/30	2,550,000	1,277,117
8/01/31	2,660,000	1,255,866
Stanislaus USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,760,338
Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	4,074,118
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, 12/01/37	15,000,000	17,774,100
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,
5.00%, 9/01/30	1,255,000	1,437,013
5.375%, 9/01/37	5,000,000	5,766,950
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured,
5.375%, 5/01/33	3,185,000	3,594,941
5.50%, 5/01/38	8,305,000	9,448,598
Tustin CRDA Tax Allocation, Housing, AGMC Insured,
5.00%, 9/01/30	2,125,000	2,415,041
5.25%, 9/01/39	3,250,000	3,677,765
Union Elementary School District GO, Capital Appreciation,
Series A, NATL Insured, zero cpn., 9/01/24	2,000,000	1,519,400
Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	4,008,125
Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	4,072,010
University of California Revenue, Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/37	6,460,000	6,717,883
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,656,223
GO, Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	851,980
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	16,697,550
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC Insured, 5.00%,
9/01/37	3,020,000	3,361,562
Vista USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	7,150,000	5,060,198
2/01/27	4,795,000	3,306,440
Washington Township Health Care District Revenue, Refunding,
5.00%, 7/01/18	1,535,000	1,539,313
5.125%, 7/01/23	450,000	451,125
Weaver USD, GO, Capital Appreciation, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	3,431,313
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,835,975
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, 6.50%,
8/01/41	4,000,000	4,854,520
West Kern Community College District COP, AMBAC Insured, Pre-Refunded, 5.375%, 11/01/28	5,615,000	6,036,855
West Sacramento Area Flood Control Agency Assessment Revenue, AGMC Insured, 5.00%,
9/01/40	3,000,000	3,334,020

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
9/01/45	7,500,000	8,295,675
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,078,060
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal Water District
Improvement, Assured Guaranty,
5.50%, 9/01/34	1,750,000	2,018,153
5.625%, 9/01/39	2,500,000	2,884,600
Wiseburn School District GO, Election of 2010,
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	10,754,181
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	11,636,000
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	4,435,000	4,644,288
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	5,000,000	5,595,250
Total Municipal Bonds (Cost $1,489,598,614) 99.0%		1,678,461,675

Other Assets, less Liabilities 1.0%		17,600,362
Net Assets 100.0%		$1,696,062,037

ABBREVIATIONS

Selected Portfolio

ABAG	-	The Association of Bay Area Governments
AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
ID	-	Improvement District
MFHR	-	Multi-Family Housing Revenue
MUD	-	Municipal Utility District
NATL	-	National Public Financial Guarantee Corp.
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.4%
California 95.8%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home of California, Refunding,
Series A, California Mortgage Insured, 5.00%,
4/01/23	$1,000,000	$1,196,160
4/01/24	1,000,000	1,187,040
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	1,775,000	1,938,620
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,295,098
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,148,410
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	955,226
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	540,560
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,172,390
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
zero cpn., 10/01/17	10,000,000	9,640,400
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A, 5.00%, 8/01/25	4,210,000	5,142,894
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	3,057,327
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	3,474,584
Banning Utility Authority Water Enterprise Revenue, Improvement Projects, NATL Insured, Pre-Refunded, 5.00%, 11/01/21	1,080,000	1,134,054
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	18,141,750
Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,071,820
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding, 5.00%,
9/01/26	1,000,000	1,050,570
9/01/28	2,000,000	2,101,140
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL Insured, zero cpn., 8/01/16	4,670,000	4,634,134
California Community College Financing Authority Lease Revenue, Coast Community College District, Series A, Pre-
Refunded, 5.00%, 6/01/26	1,220,000	1,461,658
California Infrastructure and Economic Development Bank Revenue, Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	5,945,400
California State Department of Water Resources Power Supply Revenue,
Refunding, Series H, 5.00%, 5/01/22	2,155,000	2,380,305
Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,526,800
Refunding, Series L, 5.00%, 5/01/22	4,440,000	5,141,209
Refunding, Series N, 5.00%, 5/01/21	10,845,000	12,956,413
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	11,149,921
Series H, Pre-Refunded, 5.00%, 5/01/22	5,245,000	5,828,873
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	8,882,244
California State Department of Water Resources Water System Revenue, Central Valley Project,
Refunding, Series AE, 5.00%, 12/01/26	140,000	154,365
Refunding, Series AM, 5.00%, 12/01/23	10,000,000	12,246,600
Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,322,359
Refunding, Series AM, 5.00%, 12/01/25	5,000,000	6,063,650
Refunding, Series AS, 5.00%, 12/01/24	11,125,000	13,989,020
Refunding, Series AS, 5.00%, 12/01/25	6,130,000	7,632,402
Refunding, Series AS, 5.00%, 12/01/26	22,500,000	27,781,875
Series AE, Pre-Refunded, 5.00%, 12/01/26	4,860,000	5,411,561
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,728,500
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	47,906,400
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,548,310
California State GO,
5.25%, 6/01/16	515,000	519,130
Refunding, 5.00%, 2/01/22	15,000,000	17,964,900
Refunding, 5.25%, 9/01/22	16,330,000	19,984,654
Refunding, 5.00%, 10/01/22	15,785,000	19,088,169
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,990,300
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,953,500
California State Health Facilities Financing Authority Revenue,
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,011,280
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,430,100
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,142,430
Providence Health & Services, Series C, Pre-Refunded, 5.75%, 10/01/19	1,440,000	1,653,336

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Providence Health & Services, Series C, Pre-Refunded, 6.00%, 10/01/20	1,500,000	1,733,295
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,128,954
California State Infrastructure and Economic Development Bank Revenue, Infrastructure State Revolving Fund, Refunding,
Series A, 5.00%, 10/01/32	2,915,000	3,459,260
California State Municipal Finance Authority COP, Community Hospitals of Central California,
5.00%, 2/01/18	4,390,000	4,730,927
5.00%, 2/01/19	3,860,000	4,240,750
5.00%, 2/01/20	1,600,000	1,758,368
5.00%, 2/01/21	1,600,000	1,755,664
Refunding, 5.00%, 2/01/17	4,025,000	4,230,959
Refunding, 5.00%, 2/01/19	2,590,000	2,717,273
California State Municipal Finance Authority Revenue,
Community Medical Centers, Series A, 5.00%, 2/01/26	2,010,000	2,313,550
Community Medical Centers, Series A, 5.00%, 2/01/28	1,500,000	1,701,840
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,266,249
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,640,636
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,828,518
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,383,761
Kern Regional Center Project, Series A, 6.00%, 5/01/19	925,000	1,025,622
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,769,055
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,251,756
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%, 12/01/27	3,990,000	4,290,806
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,888,350
Department of Corrections and Rehabilitation, California Substance Abuse Treatment Facility and State Prison at
Corcoran, Series J, Pre-Refunded, 5.00%, 1/01/21	3,000,000	3,035,460
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%, 9/01/26	10,000,000	12,002,300
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%, 9/01/26	6,835,000	8,203,572
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,329,200
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,602,280
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,675,274
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%, 11/01/25	4,725,000	5,519,839
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%, 11/01/26	1,000,000	1,166,050
Trustees of the California State University, Various California State University Projects, Series D, 5.00%, 9/01/25	2,920,000	3,478,187
Trustees of the California State University, Various California State University Projects, Series D, 5.00%, 9/01/26	4,650,000	5,505,972
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,634,522
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,313,584
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,325,975
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,694,003
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,794,900
Series A, 5.00%, 11/01/26	11,000,000	13,094,180
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,258,384
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	10,000,000	10,953,500
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,380,700
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,159,970
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,429,800
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,711,120
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	2,905,000	3,229,982
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,035,000	3,419,565
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,075,000	3,504,362
Poway RHF Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	581,670
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,163,340
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,384,260
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,581,051
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	8,131,404
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	1,000,000	1,000,540
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,000,380
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	3,000,660
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,854,104
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,935,377
Carson RDA, Tax Allocation Housing, Series A, 5.00%,
10/01/22	1,975,000	2,160,591
10/01/23	2,135,000	2,330,438

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
10/01/24	2,245,000	2,443,997
10/01/25	1,700,000	1,840,063
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation, AMBAC Insured, zero
cpn., 8/01/22	10,445,000	8,894,126
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding, 5.00%, 8/01/24	6,715,000	8,155,972
City of Sacramento Special Tax, North Natomas CFD No. 4, Refunding, Series F, 5.00%,
9/01/26	615,000	696,598
9/01/28	1,220,000	1,361,215
9/01/29	1,555,000	1,724,044
9/01/30	1,045,000	1,154,035
9/01/31	1,800,000	1,978,416
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/17	5,235,000	5,161,239
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,383,348
Clovis Water Revenue, Refunding, BAM Insured, 5.00%,
3/01/26	2,620,000	3,035,296
3/01/27	1,000,000	1,148,360
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,470,042
Conejo Valley USD, GO, Election of 1998, Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	2,450,975
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26	3,400,000	4,213,280
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,472,728
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,674,817
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	4,358,636
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,784,976
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,127,800
Cupertino USD, GO, Santa Clara County,
Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,576,669
Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,825,680
Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,210,890
Refunding, 5.00%, 8/01/22	1,690,000	1,972,703
Del Mar Race Track Authority Revenue, Refunding, 5.00%,
10/01/22	1,435,000	1,622,454
10/01/23	1,510,000	1,710,498
10/01/28	1,925,000	2,114,016
10/01/30	1,125,000	1,224,225
Desert Sands USD,
COP, Financing Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/19	2,090,000	2,307,694
GO, Election of 2001, Pre-Refunded, 5.25%, 8/01/21	2,015,000	2,268,930
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%,
6/01/25	2,845,000	3,585,269
6/01/26	3,650,000	4,627,871
6/01/27	1,500,000	1,890,945
6/01/29	1,000,000	1,263,810
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%,
6/01/28	10,000,000	12,257,600
6/01/29	5,000,000	6,075,850
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,
8/01/20	2,800,000	3,268,384
8/01/21	2,140,000	2,476,322
8/01/22	3,090,000	3,563,203
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,573,402
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,288,087
Fairfax School District GO, Election of 2000, Series A, NATL Insured, 5.00%, 11/01/17	370,000	380,915
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,162,433
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,222,798
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,107,730
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,422,552
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,470,649
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,530,144
Foothill-De Anza Community College District GO, Santa Clara County, Refunding, 5.00%,
8/01/27	1,250,000	1,537,763
8/01/28	2,500,000	3,060,775
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,
AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	19,895,000	15,400,123

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	1,861,100
zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	2,824,324
zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	4,842,102
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%,
9/01/27	1,000,000	1,157,330
9/01/28	1,040,000	1,198,038
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Series A, 5.00%,
6/01/32	5,000,000	5,688,850
Imperial Community College District GO, Refunding, AGMC Insured, 5.00%,
8/01/21	1,010,000	1,182,993
8/01/22	1,170,000	1,385,397
8/01/23	1,350,000	1,581,674
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding, 5.00%, 8/15/30	1,575,000	1,785,987
Irvine Improvement Bond Act 1915 Special Assessment, Limited Obligation, Reassessment District No. 15-2, Refunding,
5.00%, 9/02/25	1,000,000	1,151,780
Irvine USD Financing Authority Special Tax, Series A,
4.80%, 9/01/17	1,325,000	1,355,210
4.875%, 9/01/18	1,490,000	1,523,257
5.00%, 9/01/20	1,095,000	1,118,313
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,124,624
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,158,650
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,130,880
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,451,588
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,149,087
Refunding, Series A, 5.00%, 9/01/29	530,000	601,206
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,286,647
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,675,481
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,311,059
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,748,962
Refunding, Series A, 5.00%, 9/01/33	2,635,000	2,882,506
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,132,388
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,601,850
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	5,405,000	5,857,074
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,474,473
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.00%, 9/01/27	1,785,000	1,893,707
5.25%, 9/01/29	1,030,000	1,102,790
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,037,600
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,225,907
Long Beach Marina Revenue, Alamitos Bay Marina Project, 5.00%,
5/15/27	1,285,000	1,450,071
5/15/32	1,250,000	1,366,625
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	18,297,000
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A, 5.00%, 8/15/20	20,000,000	22,148,800
Los Angeles County MTA Proposition A First Tier Senior Sales Tax Revenue, Refunding, Series A, 5.00%,
7/01/26	6,315,000	7,707,963
7/01/27	6,630,000	8,039,604
Los Angeles County MTA Sales Tax Revenue, Proposition C,
Refunding, Series B, 5.00%, 7/01/23	5,000,000	6,021,550
Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,518,500
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series A, 5.00%,
10/01/22	2,750,000	3,273,298
Los Angeles Department of Water and Power Revenue, Power System,
Refunding, Series A, 5.00%, 7/01/25	5,135,000	6,172,065
Refunding, Series A, 5.00%, 7/01/30	10,000,000	11,806,400
Refunding, Series C, 5.00%, 7/01/27	10,000,000	12,012,100
Series D, 5.00%, 7/01/26	2,600,000	3,171,194
Series D, 5.00%, 7/01/27	2,000,000	2,402,420
Series D, 5.00%, 7/01/28	2,550,000	3,047,582
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,239,182
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,496,765
GO, Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/21	5,975,000	6,185,738
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,307,371

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,973,950
GO, Series D, 5.00%, 7/01/27	3,410,000	3,897,119
GO, Series I, 5.00%, 7/01/18	5,000,000	5,574,950
Los Angeles Wastewater System Revenue, Subordinate, Refunding,
Series A, 5.00%, 6/01/27	9,145,000	10,939,798
Series B, 5.00%, 6/01/28	11,700,000	13,678,119
Manteca USD Special Tax, CFD No. 1989-2, Series B, AGMC Insured, 5.00%,
9/01/22	1,000,000	1,184,790
9/01/26	1,280,000	1,486,310
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,
3.90%, 11/15/36	3,440,000	3,504,603
3.95%, 11/15/36	1,225,000	1,248,790
Martinez USD, GO, Election of 2010, 5.375%, 8/01/26	5,000,000	6,230,200
The Metropolitan Water District of Southern California Water Revenue, Refunding,
Series C, 5.00%, 10/01/26	8,010,000	9,549,282
Series E, 5.00%, 7/01/22	23,900,000	29,019,858
Series E, 5.00%, 7/01/23	20,000,000	24,603,600
Series E, 5.00%, 7/01/24	1,110,000	1,385,835
Montebello USD, GO, Capital Appreciation, NATL Insured, zero cpn.,
8/01/18	1,455,000	1,393,352
8/01/19	1,480,000	1,383,075
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	5,727,300
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,771,392
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A, zero cpn. to 8/01/23,
5.875% thereafter, 8/01/28	6,000,000	5,262,660
Murrieta PFA Special Tax Revenue, Refunding, 5.00%,
9/01/20	1,225,000	1,378,186
9/01/22	1,495,000	1,719,414
9/01/24	1,810,000	2,063,291
9/01/25	1,000,000	1,131,210
New Haven USD, GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn.,
8/01/22	11,750,000	9,844,855
8/01/23	3,200,000	2,550,752
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,
5.00%, 7/01/23	2,000,000	2,252,780
5.25%, 7/01/24	2,000,000	2,270,880
Oakland USD Alameda County GO, Election of 2006, Series A, 6.50%, 8/01/23	2,200,000	2,568,654
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond Refinancings, Refunding,
Series A, 5.00%, 9/02/26	1,025,000	1,183,117
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A, NATL Insured, 5.00%,
4/01/23	7,690,000	7,791,431
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street
Parking AD, 5.00%,
9/02/28	1,000,000	1,099,040
9/02/29	1,280,000	1,399,347
Palo Verde Community College District COP, AMBAC Insured, 5.00%,
1/01/22	1,015,000	1,045,024
1/01/23	1,065,000	1,096,343
1/01/24	1,070,000	1,101,405
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%, 12/01/16	685,000	693,110
Poway USD, PFA Special Tax Revenue, BAM Insured, 5.00%,
10/01/31	1,700,000	1,919,317
10/01/32	1,850,000	2,063,768
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,
7/01/16	1,420,000	1,456,664
7/01/21	1,695,000	1,786,801
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,003,410
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.00%,
8/01/19	2,010,000	2,285,591
8/01/20	2,315,000	2,622,224
8/01/21	2,050,000	2,317,156
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A, 5.00%, 8/01/27	3,550,000	4,273,561
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL Insured, 5.00%, 11/01/18	1,540,000	1,545,328
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	940,000	1,031,565

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,245,949
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,461,388
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.25%,
6/01/25	3,500,000	4,334,435
6/01/27	4,000,000	4,886,640
Riverside Sewer Revenue, Refunding, Series A, 5.00%,
8/01/28	3,870,000	4,596,554
8/01/29	4,670,000	5,489,725
The Romoland School District Special Tax, CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding,
5.00%,
9/01/27	1,000,000	1,104,340
9/01/28	1,960,000	2,147,494
9/01/29	2,130,000	2,319,080
9/01/30	2,310,000	2,499,281
9/01/31	2,495,000	2,688,837
9/01/32	2,690,000	2,885,375
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC
Insured, 5.00%, 9/01/21	1,305,000	1,507,862
Sacramento County COP, Refunding,
5.375%, 2/01/23	3,400,000	3,803,920
5.50%, 2/01/25	3,770,000	4,242,004
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District,
Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,369,820
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding,
5.00%, 9/01/20	1,510,000	1,698,977
Sacramento MUD Electric Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,857,900
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,867,350
San Bernardino County Transportation Authority Revenue, Sales Tax Revenue, Series A, 5.00%,
3/01/30	2,685,000	3,146,552
3/01/31	5,090,000	5,927,559
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.00%, 9/01/26	8,000,000	9,208,880
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopement Project, Series A, 5.00%, 9/01/25	1,000,000	1,084,400
San Francisco BART District GO, Election of 2004,
[a] Refunding, Series D, 5.00%, 8/01/32	5,000,000	5,995,000
Series C, 5.00%, 8/01/27	2,640,000	3,187,430
Series C, 5.00%, 8/01/28	3,500,000	4,217,360
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	6,023,649
Refunding, Second Series G, 5.00%, 5/01/23	4,970,000	5,870,266
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,441,432
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	2,973,260
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, 5.00%, 11/01/28	5,000,000	6,058,200
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	11,909,341
San Francisco City and County RDA Successor Agency Tax Allocation, Mission Bay South Redevelopment Project, Series
A, 5.00%,
8/01/30	1,080,000	1,195,085
8/01/34	1,110,000	1,210,733
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San Francisco Redevelopment
Projects, Series B, 6.125%, 8/01/26	1,000,000	1,196,080
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,150,980
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,155,928
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,130,000
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,126,500
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,637,694
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,737,302
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	12,633,860
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,037,300
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,636,740
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,245,440
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, BAM Insured,
5.00%, 3/01/29	1,000,000	1,148,360

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
San Mateo County Transit District Revenue, Refunding, Series A, 5.00%,
6/01/28	3,000,000	3,686,010
6/01/29	4,300,000	5,225,231
6/01/30	5,000,000	6,028,150
San Ysidro School District COP, San Diego County, Refunding,
BAM Insured, 5.00%, 9/01/31	1,000,000	1,115,750
BAM Insured, 5.00%, 9/01/33	1,050,000	1,161,395
Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,240,030
Sanger Financing Authority Wastewater Revenue, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	7,946,680
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/19	1,325,000	1,403,453
8/01/20	1,510,000	1,599,407
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,910,100
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,222,300
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,241,120
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue, Series A, 5.00%,
3/01/25	15,410,000	18,247,443
3/01/27	11,945,000	13,995,120
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A,
5.25%, 9/01/24	3,500,000	4,004,630
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,776,850
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,719,030
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	6,122,350
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,180,691
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,615,850
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,
9/01/24	1,000,000	1,157,730
9/01/25	1,000,000	1,156,200
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,624,210
General, Series AM, 5.00%, 5/15/28	1,835,000	2,204,129
General, Series U, 5.00%, 5/15/19	4,060,000	4,650,080
Series S, 5.00%, 5/15/19	8,125,000	9,075,544
Series S, Pre-Refunded, 5.00%, 5/15/19	20,000	22,401
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,308,150
West Kern Community College District COP, AMBAC Insured, Pre-Refunded,
5.00%, 11/01/20	1,015,000	1,087,177
5.00%, 11/01/21	1,065,000	1,140,732
5.00%, 11/01/22	1,115,000	1,194,288
5.125%, 11/01/23	1,170,000	1,254,767
5.125%, 11/01/24	1,230,000	1,319,114
Whittier UHSD, GO, Capital Appreciation, Refunding, zero cpn.,
8/01/24	7,755,000	5,470,842
8/01/26	10,045,000	6,204,997
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,730,108
		1,525,680,867
U.S. Territories 2.6%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,502,815
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,
10/01/21	2,000,000	2,344,440
10/01/22	2,000,000	2,374,440
		7,221,695
Puerto Rico 2.2%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,562,025
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	4,958,700
Series RR, NATL Insured, 5.00%, 7/01/21	5,000,000	4,944,450
Series WW, 5.375%, 7/01/23	5,000,000	3,237,500
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	2,437,500
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	11,809,078

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2015 (unaudited) (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%, 8/01/24	10,000,000	4,425,100
		34,374,353
Total U.S. Territories		41,596,048
Total Municipal Bonds (Cost $1,476,792,159) 98.4%		1,567,276,915
Other Assets, less Liabilities 1.6%		26,282,570
Net Assets 100.0%		$1,593,559,485

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

1915 Act	-	Improvement Bond Act of 1915
ABAG	-	The Association of Bay Area Governments
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BART	-	Bay Area Rapid Transit
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transit Authority
MUD	-	Municipal Utility District
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds 95.9%
California 95.9%
[a]California Infrastructure and Economic Development Bank Revenue,
American National Red Cross, Refunding, Weekly VRDN and Put, 0.01%, 9/01/34	$4,100,000	$4,100,000
Los Angeles Special Project, Series A, Weekly VRDN and Put, 0.03%, 7/01/33	6,200,000	6,200,000
[a]California PCFA, PCR,
Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.01%, 4/01/17	18,800,000	18,800,000
Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.01%, 11/01/26	12,700,000	12,700,000
Pacific Gas and Electric Co., Refunding, Series E, Daily VRDN and Put, 0.01%, 11/01/26	5,000,000	5,000,000
Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.01%, 11/01/26	10,000,000	10,000,000
[a]California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.01%, 10/01/15	7,490,000	7,490,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.01%, 10/01/17	7,900,000	7,900,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.01%, 10/01/36	1,100,000	1,100,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.01%, 10/01/36	21,850,000	21,850,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.01%, 10/01/22	10,000,000	10,000,000
[a]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.01%, 5/01/34	1,400,000	1,400,000
Series A, Sub Series A-2, Daily VRDN and Put, 0.01%, 5/01/33	30,725,000	30,725,000
Series A-1, Daily VRDN and Put, 0.01%, 5/01/33	2,000,000	2,000,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.01%, 5/01/40	9,800,000	9,800,000
[a]California State Health Facilities Financing Authority Revenue,
Children's Hospital of Orange County, Refunding, Series C, Weekly VRDN and Put, 0.01%, 11/01/38	5,800,000	5,800,000
Children's Hospital of Orange County, Series D, Weekly VRDN and Put, 0.01%, 11/01/34	8,500,000	8,500,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.01%, 3/01/47	11,725,000	11,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.01%, 3/01/47	13,000,000	13,000,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.01%, 7/01/41	27,575,000	27,575,000
[a]California State HFAR,
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.01%, 4/01/43	6,325,000	6,325,000
MFH III, Series A, Weekly VRDN and Put, 0.01%, 8/01/40	4,925,000	4,925,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,
Series A, Daily VRDN and Put, 0.01%, 11/01/35	5,500,000	5,500,000
Series B, Daily VRDN and Put, 0.01%, 11/01/35	21,700,000	21,700,000
[a]California Statewide CDA Revenue, John Muir Health, Refunding,
Series A, Daily VRDN and Put, 0.01%, 8/15/36	7,835,000	7,835,000
Series C, Daily VRDN and Put, 0.01%, 8/15/27	19,100,000	19,100,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and Put, 0.01%,
7/01/37	22,765,000	22,765,000
[a]East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1, Weekly VRDN and
Put, 0.01%, 6/01/38	12,350,000	12,350,000
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.01%, 6/01/30	2,900,000	2,900,000
[a]Irvine 1915 Act Special Assessment, Limited Obligation Improvement,
AD No. 94-13, Daily VRDN and Put, 0.01%, 9/02/22	3,219,000	3,219,000
AD No. 94-15, Refunding, Daily VRDN and Put, 0.01%, 9/02/20	2,353,000	2,353,000
AD No. 97-16, Daily VRDN and Put, 0.01%, 9/02/22	6,300,000	6,300,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.01%, 10/01/41	27,840,000	27,840,000
[a]Los Angeles County Housing Authority MFHR,
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.02%, 12/01/32	7,300,000	7,300,000
Malibu Meadows II Project, Refunding, Series C, Weekly VRDN and Put, 0.01%, 4/15/28	10,600,000	10,600,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.01%, 4/15/28	9,425,000	9,425,000
[a]Los Angeles County MFMR, Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.02%,
4/01/31	12,325,000	12,325,000
Los Angeles County Revenue, TRAN, 5.00%, 6/30/16	4,000,000	4,140,105
[a]Los Angeles Department of Water and Power Revenue,
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.01%, 7/01/34	10,700,000	10,700,000
Various, Series B, Sub Series B-3, Daily VRDN and Put, 0.01%, 7/01/34	15,750,000	15,750,000
Water System, Refunding, Sub Series B-1, Weekly VRDN and Put, 0.01%, 7/01/35	8,100,000	8,100,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.01%, 7/01/35	17,700,000	17,700,000
Los Angeles GO, TRAN, 2.00%, 6/30/16	15,000,000	15,187,774
[a]The Metropolitan Water District of Southern California Water Revenue, Refunding,
Series B-3, Daily VRDN and Put, 0.01%, 7/01/35	9,900,000	9,900,000
Series D, Weekly VRDN and Put, 0.01%, 7/01/35	17,900,000	17,900,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.02%, 3/01/49	7,425,000	7,425,000
[a]Orange County Apartment Development Revenue, Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and
Put, 0.02%, 11/15/28	9,100,000	9,100,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured,
Weekly VRDN and Put, 0.02%, 12/01/27	4,145,000	4,145,000
[a]Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put, 0.01%, 8/15/28	23,000,000	23,000,000
[a]San Diego County Regional Transportation Commission Sales Tax Revenue,
Limited Tax, Refunding, Series A, Weekly VRDN and Put, 0.01%, 4/01/38	5,000,000	5,000,000
Refunding, Series D, Weekly VRDN and Put, 0.01%, 4/01/38	20,305,000	20,305,000
[a]San Francisco City and County Finance Corp. Revenue, Moscone Center, Refunding, Series 1, Weekly VRDN and Put,
0.01%, 4/01/30	4,775,000	4,775,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B,
Weekly VRDN and Put, 0.01%, 11/15/25	19,000,000	19,000,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding,
Series A, Weekly VRDN and Put, 0.01%, 6/01/26	15,495,000	15,495,000
Series C, Weekly VRDN and Put, 0.01%, 6/01/26	6,790,000	6,790,000
[a]University of California Revenue,
General, Refunding, Series A, Weekly VRDN and Put, 0.02%, 5/15/48	8,000,000	8,000,000
General, Series AL-1, Weekly VRDN and Put, 0.01%, 5/15/48	13,800,000	13,800,000
Regents, General, Refunding, Series AL-3, Weekly VRDN and Put, 0.02%, 5/15/48	5,000,000	5,000,000
Total Municipal Bonds (Cost $639,639,879) 95.9%		639,639,879

Other Assets, less Liabilities 4.1%		27,557,064
Net Assets 100.0%		$667,196,943

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

1915 Act	-	Improvement Bond Act of 1915
AD	-	Assessment District
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
MF	-	Multi-Family
MFH	-	Multi-Family Housing
MFHR	-	Multi-Family Housing Revenue
MFMR	-	Multi-Family Mortgage Revenue
MUD	-	Municipal Utility District
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
TRAN	-	Tax and Revenue Anticipation Note

Franklin California Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term	Tax-Exempt
	Income Fund	Tax-Free Income Fund	Money Fund

Cost of investments	$1,488,811,249	$1,476,475,713	$639,639,879

Unrealized appreciation	$191,949,753	$101,978,906	$-
Unrealized depreciation	(2,299,327)	(11,177,704)	-
Net unrealized appreciation (depreciation)	$189,650,426	$90,801,202	$-

4. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. UPCOMING REORGANIZATION

On October 20, 2015, the Board for Franklin California Tax-Free Trust approved a proposal to reorganize Franklin California Tax-Exempt Money Fund with and into a new fund to be created for the purpose of the reorganization, subject to approval by the shareholders of Franklin California Tax-Exempt Money Fund.

7. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Franklin California Tax-Exempt Money Fund is implementing the various amendments as they become effective at various dates through October 2016.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2015